Volkswagen Auto Lease Trust 2015-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-28-17	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					3/16/2017
2	Payment Date					3/20/2017
3	Collection Period				2/1/2017	2/28/2017	28
4	Monthly Interest Period- Actual				2/21/2017	3/19/2017	27
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	447,000,000.00	—	—	—	—	—
9	Class A-3 Notes	428,000,000.00	274,611,369.93	—	50,795,585.79	223,815,784.14	0.5229341
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$383,611,369.93	$—	$50,795,585.79	$332,815,784.14

12	Overcollateralization	260,919,447.67	269,469,813.01			269,469,813.01

13	Total Securitization Value	$1,710,919,447.67	$653,081,182.94			$602,285,597.15

14	NPV Lease Payments Receivable	738,790,911.57	94,440,995.71			79,397,086.61
15	NPV Base Residual	972,128,536.10	558,640,187.23			522,888,510.54

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	—	—	—	—
18	Class A-2-B Notes	1.10056%	0.78056%	—	—	—	—
19	Class A-3 Notes	1.25000%	N/A	286,053.51	0.6683493	51,081,639.30	119.3496245
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			415,036.84		51,210,622.63

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						13,996,862.14
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						15,816,441.04
24	Sales Proceeds via Customer - Scheduled Terminations						15,136,486.83
25	Security Deposits for Terminated Accounts						6,875.00
26	Excess Wear and Tear Received						170,329.84
27	Excess Mileage Charges Received						214,690.59
28	Other Recoveries Received						339,263.18

29	Subtotal: Total Collections						45,680,948.62

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						24,688.46

33	Total Available Funds, prior to Servicer Advances						45,705,637.08

34	Total Available Funds						45,705,637.08

35	Reserve Account Draw						6,054,219.87

36	Available for Distribution						51,759,856.95

D.	DISTRIBUTIONS

37	Payment Date Advance Reimbursement (Item 82)						—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods						—
40	Servicing Fee Due in Current Period						544,234.32
41	Servicing Fee Shortfall						—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods						—
44	Administration Fee Due in Current Period						5,000.00
45	Administration Fee Shortfall						—
46	Interest Paid to Noteholders						415,036.84
47	First Priority Principal Distribution Amount						—
48	Amount Paid to Reserve Account to Reach Specified Balance						—
49	Subtotal: Remaining Available Funds					50,795,585.79
50	Regular Principal Distribution Amount					50,795,585.79
51	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						50,795,585.79
52	Other Amounts paid to Trustees						—

53	Remaining Available Funds						0.00

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-17	PAGE 2

E.	CALCULATIONS

54	Calculation of First Priority Principal Distribution Amount:
55	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	383,611,369.93
56	Less: Aggregate Securitization Value (End of Collection Period)	(602,285,597.15)

57	First Priority Principal Distribution Amount (not less than zero)	—

58	Calculation of Regular Principal Distribution Amount:
59	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	383,611,369.93
60	Less: First Priority Principal Distribution Amount	—
61	Less: Targeted Note Balance	(332,815,784.14)

62	Regular Principal Distribution Amount	50,795,585.79

63	Calculation of Targeted Note Balance:
64	Aggregate Securitization Value (End of Collection Period)	602,285,597.15
65	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)	(269,469,813.01)

66	Targeted Note Balance	332,815,784.14

67	Calculation of Servicer Advance:
68	Available Funds, prior to Servicer Advances (Item 33)	45,705,637.08
69	Less: Payment Date Advance Reimbursement (Item 82)	—
70	Less: Servicing Fees Paid (Items 39, 40 and 41)	544,234.32
71	Less: Administration Fees Paid (Items 44, 45 and 46)	5,000.00
72	Less: Interest Paid to Noteholders (Item 47)	415,036.84
73	Less: 1st Priority Principal Distribution (Item 58)	—

74	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	44,741,365.92
75	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

76	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)	—

		—

77	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance)	44,741,365.92

78	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)	6,054,219.87

79	Reconciliation of Servicer Advance:
80	Beginning Balance of Servicer Advance	—
81	Payment Date Advance Reimbursement	—
82	Additional Payment Advances for current period	—

83	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

84	Reserve Account Balances:
85	Targeted Reserve Account Balance	80,554,597.24
86	Initial Reserve Account Balance	8,554,597.24

87	Beginning Reserve Account Balance	8,554,597.24
88	Plus: Net Investment Income for the Collection Period	29,682.32

89	Subtotal: Reserve Fund Available for Distribution	8,584,279.56
90	Plus: Remaining Excess Available Reserve Funds to reach Specified Balance (1)	61,492,267.26
91	Less: Reserve Account Draw Amount (Item 35)	6,054,219.87

92	Subtotal Reserve Account Balance	64,022,326.95
93	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	—

94	Equals: Ending Reserve Account Balance	64,022,326.95

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	991	17,961,540.02
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(15,229,852.51)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(565,733.15)
99	Less: Excess Wear and Tear Received		(170,329.84)
100	Less: Excess Mileage Received		(214,690.59)

101	Current Period Net Residual Losses/(Gains)	991	1,780,933.93

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	13,995	43,667,361.22
104	Current Period Net Residual Losses (Item 101)	991	1,780,933.93

105	Ending Cumulative Net Residual Losses	14,986	45,448,295.15

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		2.66%

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-17	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,710,919,448	602,285,597
109	Aggregate Base Residual Value			1,148,071,534	543,430,102
110	Number of Current Contracts			69,355	31,990
111	Weighted Average Lease Rate			2.64%	2.63%
112	Average Remaining Term			28.6	5.9
113	Average Original Term			39.2	39.4
114	Proportion of Base Prepayment Assumption Realized				136.70%
115	Actual Monthly Prepayment Speed				1.63%
116	Turn-in Ratio on Scheduled Terminations				95.56%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		34,321	739,990,670	653,081,182.94
118	Depreciation/Payments			(11,654,496)	(9,201,533)
119	Gross Credit Losses		(47)	(907,169)	(886,721)
120	Early Terminations - Regular		(1,293)	(26,007,651)	(22,745,792)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Purchased by Customer	824,930	(44)	(829,408)	(740,195)
123	Scheduled Terminations - Sold at Auction	2,894,235	(334)	(6,645,409)	(6,076,499)
124	Scheduled Terminations - Purchased by Dealer	11,422,672	(613)	(12,396,358)	(11,144,846)

125	Pool Balance - End of Period		31,990	681,550,178	602,285,597.15

126	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
127	Current		31,466	593,246,292	98.50%
128	31 - 90 Days Delinquent		427	7,454,845	1.24%
129	91+ Days Delinquent		97	1,584,461	0.26%

130	Total		31,990	602,285,597	100.00%

131	Credit Losses:			Units	Amounts
132	Aggregate Securitization Value on charged-off units			47	886,721
133	Aggregate Liquidation Proceeds on charged-off units				(224,877)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(339,263)

137	Current Period Aggregate Net Credit Losses/(Gains)			47	322,581

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			713	5,898,587
140	Current Period Net Credit Losses (Item 136)			47	322,581

141	Ending Cumulative Net Credit Losses			760	6,221,168

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.36%

143	Aging of Scheduled Maturies Not Sold				Units
144	0 - 60 Days since Contract Maturity				1,141
145	61 - 120 Days since Contract Maturity				472
146	121+ Days since Contract Maturity				3,620

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-17	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
4/20/2017	63,662,417
5/20/2017	48,617,847
6/20/2017	59,212,761
7/20/2017	69,892,015
8/20/2017	57,246,479
9/20/2017	53,566,881
10/20/2017	51,096,858
11/20/2017	48,839,770
12/20/2017	43,417,194
1/20/2018	21,689,823
2/20/2018	16,804,944
3/20/2018	15,485,667
4/20/2018	12,990,578
5/20/2018	11,025,347
6/20/2018	8,567,108
7/20/2018	4,222,326
8/20/2018	3,233,958
9/20/2018	2,617,770
10/20/2018	3,891,815
11/20/2018	4,008,609
12/20/2018	2,148,641
1/20/2019	46,789
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—
10/20/2021	—
11/20/2021	—
12/20/2021	—
1/20/2022	—

Total:	602,285,597.15

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	On February 15, 2017, the transaction documents were amended to allow funds in the reserve account to be used for shortfalls in the Regular Principal Distribution Amount. For more information, see the Form 8-K filed by the Issuer on February 16, 2017.